UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21418

Ancora Trust

(Exact Name of Registrant as Specified in Charter)

One Chagrin Highlands

2000 Auburn Drive, Suite 300

Cleveland, Ohio 44122

(Address of Principal Executive Offices)

Richard A. Barone

c/o Ancora Trust

One Chagrin Highlands

2000 Auburn Drive, Suite 300

Cleveland, Ohio 44122

 (Name and Address of Agent for Service)

Copy to:

Michael J. Meaney, Esq.

McDonald Hopkins Co., LPA

2100 Bank One Center

600 Superior Ave., E.

Cleveland, Ohio 44114

Registrant’s Telephone Number, including Area Code: (216) 825-4000

Date of fiscal year end: December 31

Date of reporting period: March 31, 2007

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

Ancora Trust
Ancora Income Fund
Schedule of Investments
March 31, 2007

	Shares	Value
Convertible Preferred Stocks -2.38%
Travelers Property Casualty - 4.500%	17,100	435,708
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $400,253)		435,708

Corporate Bond Trust Certificates - 51.56%
Abbey National Plc. - 7.375% (a)	4,000	101,440
BAC Capital Trust III - 7.000%	21,000	532,560
Bank One Cap VI Preferred	7,900	200,976
Bear Stearns Capital Trust - 7.800%	22,600	579,464
Cabco Trust - AOL -7.625%	6,800	177,072
Citigroup Capital VII - 7.125%	24,000	607,200
Corporate-Backed Trust BellSouth Corp - 6.000%	21,000	518,700
Corporate-Backed Trust Bristol Myers Squibb - 6.800%	14,100	357,153
Corporate-Backed Trust Lehman Brothers - 7.750%	9,000	232,020
CorTS Boeing 6.05%	22,000	539,220
CorTS Trust Disney - 6.875%	25,200	642,348
CorTS Trust IBM - 7.000%	23,200	595,080
CorTS Trust Verizon - 7.375%	24,000	614,880
General Electric Capital	24,000	606,000
General Motors Acceptance Corporation - 7.350%	7,000	170,730
JP Morgan Chase Capital XII - 6.250%	15,000	377,550
MBNA Capital D - 8.125%	15,000	381,150
Merrill Lynch - 7.000%	22,400	566,944
NB Capital Corporation - 8.350%	3,900	102,765
Preferredplus Trust - Liberty Media Corp. - 7.000%	3,000	76,050
Preferredplus Trust - Goodrich Corp. - 7.875%	10,900	284,490
Saturns Altria Group Inc. - 6.93%	11,800	308,334
Southern Company Capital Trust VI - 7.125%	23,200	583,016
Viacom Inc New 6.85%	10,000	250,600
TOTAL CORPORATE BOND TRUST CERTIFICATES (Cost $9,494,791)		9,405,742

Investment Companies - 26.55%

Closed-End Income Funds - 22.21%
Dreyfus High Yield Strategies Fund	45,000	193,050
Evergreen Managed Inc. Fund	42,000	731,640
Western Asset High Income Opportunity Fund	45,000	309,150
High Yield Plus Fund	40,000	145,200
John Hancock Income Securities Trust	37,000	543,900
Nuveen Preferred & Convertible Income Fund	27,000	380,430
Nuveen Preferred & Convertible Income Fund 2	31,000	434,000
Rivus Bond Fund	29,600	541,680
Western Asset-Claymore US Treasury Inflation Protected Securities Fund 2	65,000	772,200
		4,051,250

Ancora Trust
Ancora Income Fund
Schedule of Investments - continued
March 31, 2007

	Shares	Value

Closed-End Fund, Senior Securities - 4.34%
Gabelli Convertible and Income Securities Fund, Inc. - 6.00%	10,000	248,000
Royce Value Trust Inc. - 5.90%	22,100	544,102
		792,102

TOTAL INVESTMENT COMPANIES (Cost $4,592,655)		4,843,352

REIT Preferred Shares - 13.91%
Cousins Properties, Inc. 7.750%	16,000	410,240
Developers Diversified Realty Corporation - 8.600%	20,000	501,000
Equity Residential - 6.48%	20,000	496,000
Kimco Realty - 6.650%	21,000	524,790
Prologis Trust - 6.750%	10,400	263,848
Public Storage - 7.500%	13,500	340,875
TOTAL REIT PREFERRED SHARES (Cost $2,578,303)		2,536,753

Money Market Securities - 6.53%
First American Government Obligations Fund -
Class Y, 4.89% (b)	1,191,990	1,191,990

TOTAL INVESTMENTS (Cost $18,257,992) - 100.95%		$ 18,413,545

Liabilities in excess of other assets- -(0.95)%		(172,533)

TOTAL NET ASSETS - 100%		$ 18,241,012

(a) American Depositary Receipt
(b) Variable rate security; the coupon rate shown represents the rate at March 31, 2007.

Ancora Trust
Ancora Equity Fund
Schedule of Investments
March 31, 2007

	Shares	Value
Common Stocks - 84.07%

Aerospace & Defense - 6.01%
Boeing Co.	3,500	311,185
Goodrich Corp.	7,000	360,360
L-3 Communications Holdings, Inc.	4,000	349,880
		1,021,425

Materials - 6.44%
Alcoa Inc.	12,000	406,800
Dow Chemical Co.	15,000	687,900
		1,094,700

Commercial Banks - 7.57%
Bank of America Corp.	7,513	383,313
JP Morgan Chase & Co.	10,000	483,800
US Bancorp	12,000	419,640
		1,286,753

Communication - 1.46%
Alltel Corp.	4,000	248,000
		248,000

Computer & Telecom Equipment - 12.33%
Cisco Systems Inc. (a)	27,000	689,310
EMC Corp. (a)	40,000	554,000
Intel Corporation	15,000	286,950
International Business Machines Corp.	6,000	565,560
		2,095,820

Consumer Products and Services - 4.76%
3M Co.	7,000	535,010
Masco Corporation	10,000	274,000
		809,010
Energy - 5.44%
Anadarko Petroleum, Inc.	10,000	429,800
Apache Corp.	7,000	494,900
		924,700

Entertainment & Media - 5.91%
Time Warner, Inc.	30,000	591,600
Walt Disney Co.	12,000	413,160
		1,004,760

Financial Services - 5.97%
American Express Co.	10,000	564,000
Bear Stearns Co.	3,000	451,050
		1,015,050

Ancora Trust
Ancora Equity Fund
Schedule of Investments - continued
March 31, 2007

Common Stocks - 84.07% Continued	Shares	Value

Healthcare - 11.97%
Johnson & Johnson	10,000	602,600
Laboratory Corp. of America Holdings (a)	6,000	435,780
Medtronic, Inc.	10,000	490,600
Pfizer Inc.	20,000	505,200
		2,034,180

Machinery and Equipment - 16.21%
Caterpillar Inc.	3,000	201,090
General Electric Co.	20,000	707,200
Honeywell International, Inc.	12,000	552,720
ITT Corporation	11,000	663,520
Tyco International LTD.	20,000	631,000
		2,755,530

TOTAL COMMON STOCKS (Cost $12,157,931)		14,289,928

Investment Companies - 5.83%
Boulder Total Return Fund, Inc.	11,000	238,810
Gabelli Dividend & Income Trust	35,000	752,850
Total Investment Companies (Cost $831,265)		991,660

Money Market Securities - 11.34%
First American Government Obligations Fund -	1,927,039	1,927,039
Class Y, 4.89% (b)

TOTAL INVESTMENTS (Cost $14,916,236) - 101.24%		$ 17,208,627

Liabilities in excess of other assets- -(1.24)%		(210,208)

TOTAL NET ASSETS - 100.00%		$ 16,998,420

(a) Non-income producing.
(b) Variable rate security; the coupon rate shown represents the rate at March 31, 2007.

Ancora Trust
Ancora Special Opportunity Fund
Schedule of Investments
March 31, 2007

	Shares	Value
Common Stocks - 70.52%

Communications - 1.55%
Applied Digital Solutions Inc. (a)	135,000	211,950
		211,950

Computer Equipment and Software - 13.65%
Adaptec Inc.	70,000	270,900
BEA Systems Inc.	30,000	347,700
Hypercom Corp. (a)	50,000	274,160
LSI Logic Corp. (a)	50,000	522,000
Symmetricom, Inc. (a)	54,000	448,200
		1,862,960

Consumer Products and Services - 5.11%
The Inventure Group Inc. (a)	100,000	285,000
Redhook Ale Brewery, Inc. (a)	57,000	412,680
		697,680

Entertainment & Media-4.94%
4 Kids Entertainment, Inc. (a)	20,000	378,400
Time Warner Inc.	15,000	295,800
		674,200

Financial Services - 3.66%
BankAtlantic Bancorp Inc.	30,000	328,800
First Albany Companies Inc. (a)	106,800	170,880
		499,680

Insurance- 1.530%
Quanta Capital Holdings Ltd. (a)	100,000	209,000
		209,000

Healthcare - 11.09%
Albany Molecular Research Inc.	45,000	443,250
Bio-Rad Laboratories, Inc. (a)	5,000	349,200
Gene Logic Inc. (a)	150,000	322,500
Safeguard Scientifics, Inc. (a)	135,000	399,600
		1,514,550

Ancora Trust
Ancora Special Opportunity Fund
Schedule of Investments - continued
March 31, 2007

	Shares	Value
Common Stocks - 70.52% continued

Homeland Security - 5.33%
EDO Corporation	10,000	262,000
Mace Security International (a)	175,000	465,500
		727,500

Machinery and Equipment - 14.11%
Avid Technology, Inc. (a)	14,000	488,320
Gehl Co. (a)	12,000	304,560
Leucadia National Corp.	10,000	294,200
Peak International, Ltd. (a)	75,300	207,828
Tyco International Ltd.	20,000	631,000
		1,925,908

Oil and Gas- 2.47%
Meridian Resource Corp.	140,000	337,400
		337,400

Services - 3.64%
Gevity HR Inc.	15,000	296,100
Rae Systems, Inc. (a)	70,000	200,900
		497,000

Internet Software and Services- 3.44%
Yahoo! Inc. (a)	15,000	469,350
		469,350

TOTAL COMMON STOCKS (Cost $8,924,536)		9,627,178

Investment Companies - 9.18%
Boulder Total Return Fund	30,000	651,300
Gabelli Dividend & Income Trust	28,000	602,280
Total Investment Companies (Cost $1,085,938)		1,253,580

Money Market Securities - 19.75%
First American Government Obligations Fund -	2,695,391	2,695,391
Class Y, 4.89% (b)

TOTAL INVESTMENTS (Cost $12,705,865) - 99.46%		$ 13,576,149

Liabilities in excess of other assets- (0.55)%		75,031

TOTAL NET ASSETS - 100.00%		$ 13,651,179

(a) Non-income producing.
(b) Variable rate security; the coupon rate shown represents the rate at March 31, 2007.

Ancora Trust
Ancora Bancshares
Schedule of Investments
March 31, 2007

Common Stocks - 83.99%	Shares	Value

Insurance Companies - 9.16%
Mercer Insurance Group	3,000	59,670
Platinum Underwriters	2,000	64,160
Safeco Corp.	1,000	66,430
		190,260

Savings Institutions - 16.58%
FirstFed Financial Corp. (a)	2,500	142,075
Itla Capital Corporation (a)	2,200	114,444
New York Community Bancorp.	5,000	87,950
		344,469

Commercial Banks - 58.26%
American River Bankshares	2,000	48,100
Bank of Hawaii Corp.	1,500	79,545
Central Pacific Financial Corp.	3,000	109,710
City National Corp.	2,000	147,200
Columbia Bancorp of Oregon	6,600	158,466
Commerce Bancshares, Inc.	1,735	83,818
Community Bancorp. (a)	3,000	92,250
Corus Bankshares Inc.	1,500	25,590
First Community Bancshares, Inc.	3,000	117,000
FirstBank Corp.	1	11
Franklin Bank Corp. (a)	6,000	107,220
Mainsource Financial Group	2,100	35,658
Partners Trust Financial	5,000	57,150
Premierwest Bancorp	2,500	33,775
Temecula Valley Bancorp Inc.	1,000	21,350
Umpqua Holdings Corp.	2,500	66,925
Washington Trust Bancorp.	1,000	26,810
		1,210,578

TOTAL COMMON STOCKS (Cost $1,496,963)		1,745,307

Money Market Securities - 16.33%
First American Government Obligations Fund -
Class Y, 4.89% (b)	339,413	339,413

TOTAL INVESTMENTS (Cost $1,836,377) - 100.32%		$ 2,084,720

Liabilities in excess of other assets - (.32)%		(6,668)

TOTAL NET ASSETS - 100.00%		$ 2,078,052

(a) Non-income producing.
(b) Variable rate security; the coupon rate shown represents the rate at March 31, 2007.

Ancora Trust
Ancora Homeland Security Fund
Schedule of Investments
March 31, 2007

	Shares	Value
Common Stocks - 93.04%

Aerospace & Defense - 14.49%
AeroVironment, Inc.	1,000	22,860
Allied Defense Group (a)	6,000	51,300
DHB Industries (a)	12,000	41,400
DRS Technologies	1,500	78,255
EDO Corp.	3,000	78,600
Esterline Technolgies Corp. (a)	1,000	41,070
Kopin Corp.	5,000	16,900
L-3 Communications Holdings Inc.	1,400	122,458
		452,843

Bio-Terror Detection and Defense - 6.59%
Acacia Reseach Combimatrix Group (a)	45,000	27,000
Cepheid Inc. (a)	12,000	142,560
Medimmune, Inc. (a)	1,000	36,390
		205,950

Corporate and Personal Security - 16.91%
Actividentity Corp. (a)	25,000	126,250
Applied Digital Solutions Inc. (a)	20,000	31,400
Compudyne Corp. (a)	8,500	51,595
Fortress America Acquisition Corporation (a)	10,000	56,100
Henry Bros. Electronics Inc. (a)	12,500	55,000
ID Systems, Inc.	3,000	36,090
L-1 Identity Solutions Inc (a)	2,365	39,046
Mace Security International (a)	50,000	133,000
		528,481

Disaster Response - 7.28%
Lakeland Industries	6,000	84,000
Mine Safety Appliances Co.	2,500	105,150
TVI Corp. (a)	25,000	38,250
		227,400

Radiation Detection and Protection - 4.58%
Implant Sciences Corp. (a)	27,500	57,200
Rae Systems Inc. (a)	30,000	86,100
		143,300

Surveillance and Border Security - 27.61%
Security With Advanced Technology, Inc. (a)	5,000	20,850
Analogic Corp.	1,000	62,880
Applied Signal Technology Inc.	8,500	152,405
Argon ST Inc. (a)	1,000	26,460
China Security & Surveillance, Inc. (a)	10,000	163,500
Digimarc Corp. (a)	14,500	146,595
EFJ Inc. (a)	15,000	80,100
FLIR Systems Inc. (a)	3,500	124,845
Lasercard Corp. (a)	4,500	53,055
Verint Systems Inc. (a)	1,000	32,150
		862,840

Ancora Trust
Ancora Homeland Security Fund
Schedule of Investments - continued
March 31, 2007

Common Stocks - 93.04% Continued	Shares	Value

Transportation Security - 15.59%
American Science and Engineering Inc. (a)	1,000	52,670
Cogent Inc. (a)	9,000	121,050
Isonics Corp. (a)	10,000	11,200
Mercury Computer Sytems, Inc. (a)	7,500	104,025
OSI Systems Inc. (a)	7,500	198,300
		487,245

TOTAL COMMON STOCKS (Cost $3,008,903)		2,908,059
.

Money Market Securities - 8.14%
First American Government Obligations Fund -	229,010	229,010
Class Y, 4.89% (b)

TOTAL INVESTMENTS (Cost $3,237,913) - 100.61%		$ 3,137,069

Liabilities in excess of other assets - -(0.37)%		(11,632)

TOTAL NET ASSETS - 100.00%		$ 3,125,437

(a) Non-income producing.
(b) Variable rate security; the coupon rate shown represents the rate at March 31, 2007.

ITEM 2. CONTROLS AND PROCEDURES.

(a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Ancora Trust

By /s/Richard A. Barone

     Richard A. Barone

     Chairman and Treasurer

Date: May 2, 2007